Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (2,048)	$ (2,762)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	42	54
Stock option expense	293	98
Services settled in common stock	55	43
Right of use asset amortization	56	63
(Gain) loss on foreign currency exchange rate	(391)	354
Change in operating assets and liabilities:
Accounts receivable	29	(30)
Research & development tax credit receivable	(211)	(284)
Prepaids and other assets	(340)	(471)
Accounts payable & accrued expenses	293	(240)
Lease liabilities	(43)	(40)
Income tax payables	(22)
Other current liabilities	(146)
Net cash used in operating activities	(2,433)	(3,215)
Cash flows from investing activities:
Purchases of property, plant and equipment		(41)
Net cash used by investing activities		(41)
Cash flow from financing activities:
Proceeds from the issuance of common stock in private placement		2,000
Payment of issuance costs		(160)
Net cash provided by financing activities		1,840
Effect of exchange rate changes on cash	(102)	(163)
Net change in cash	(2,535)	(1,579)
Cash, beginning of year	4,235	12,226
Cash, end of year	1,700	10,647
Supplemental disclosure of cash and non-cash investing and financing activities
Professional services settled in common stock issuance	$ 55	$ 43